Notes Payable - Schedule of Notes Payable (Details) (10-K) (Parenthetical) - USD ($)			6 Months Ended		12 Months Ended
	Sep. 12, 2018	Mar. 08, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization of debt discounts			$ 19,797	$ 304,419	$ 4,460,931	$ 124,320
Unamortized debt discount			$ 52,414		$ 72,211	$ 102,790
Shares issued during period			84,300		350,000	350,000
Shares issued during period, value			$ 674,000	307,924	$ 307,924	$ 2,484,199
Repayments of notes			508,394	122,744	6,111,263
Notes payable			$ 3,180,673		$ 2,617,970	$ 807,099	$ 0
Unsecured Notes One [Member]
Debt instrument interest rate			5.00%		5.00%	5.00%
Debt instrument maturity date			Oct. 31, 2019		Mar. 31, 2019	Mar. 31, 2019
Unsecured Notes Two [Member]
Debt instrument interest rate			8.00%		8.00%	8.00%
Debt instrument payment terms			Principal payments equal to 1/12 of original balance plus interest due quarterly		Principal payments equal to 1/12 of original balance plus interest due quarterly	Principal payments equal to 1/12 of original balance plus interest due quarterly
Debt instrument maturity date, description			Due from dates ranging from August 9, 2020 to March 26, 2021		Due from dates ranging from August 9, 2020 to March 26, 2021	Due from dates ranging from August 9, 2020 to March 26, 2021
Shares issued during period as incentive for loans			24,050		5,850	18,200
Shares issued during period as incentive for loans, value recorded as discount			$ 119,875		$ 28,875	$ 91,000
Amortization of debt discounts			119,875		28,875	91,000
Interest expense			19,797	17,824	37,949	$ 0
Unamortized debt discount			$ 52,414		$ 72,211
Unsecured Notes Three [Member]
Debt instrument interest rate			6.00%		6.00%	6.00%
Debt instrument maturity date			Oct. 31, 2019		Mar. 31, 2018	Mar. 31, 2018
Original issue discount			$ 22,222		$ 22,222	$ 22,222
Interest expense			0	21,506	21,506	0
Unamortized debt discount			$ 0		$ 0
Secured Notes [Member]
Debt instrument maturity date			Oct. 31, 2019
Debt instrument payment terms					Due he earlier of July 31, 2019 or closing of an offering of at least $3,000,000
Original issue discount	$ 117,828	$ 117,828	$ 117,828		$ 117,828
Amortization of debt discounts	117,828	4,283,650
Interest expense	4,018,560		0	$ 265,089	4,401,477	$ 0
Unamortized debt discount			$ 0		$ 0
Debt instrument face amount	1,178,190	$ 6,000,000
Debt instrument interest rate terms		The note accrues interest at LIBOR plus 100 basis points
Debt maturity term		5 years
Shares issued during period		150,000
Warrants purchase to shares of common stock		1,500,000
Shares issued price per share		$ 4.00
Warrants term		5 years
Debt issuance costs		$ 178,228
Shares issued during period, value		378,916
Fair value of warrants		$ 3,726,506
Repayments of notes	4,821,810
Notes payable	$ 1,296,018
Notes Payable to Merchant Bank [Member]
Debt instrument interest rate					15.00%
Debt instrument frequency of periodic payment					daily
Debt instrument periodic payment					$ 813
Line of Credit [Member]
Debt instrument interest rate					15.00%
Debt instrument frequency of periodic payment					weekly
Debt instrument periodic payment					$ 3,038
Line of credit, maximum borrowing capacity					$ 65,000